Note 12 - Related Party Transactions (Details Textual) - USD ($)			12 Months Ended
	Jan. 02, 2021	Nov. 16, 2020	Mar. 31, 2021	Mar. 31, 2020
Notes Payable, Related Parties, Current			$ 0	$ 151,923
Ksenia Griswold [Member] | Unpaid Severance Compensation [Member]
Related Party Transaction, Amounts of Transaction	$ 57,000	$ 84,913
Related Party Transaction, Expenses from Transactions with Related Party		20,000
Due to Related Parties, Total	114,159
Other Income	$ 57,159
Leslie Bocskor [Member]
Due to Related Parties, Total		78,245
Payments for Postemployment Benefits		6,500
Salary and Wage, Excluding Cost of Good and Service Sold, Total			44,192	$ 40,192
Leslie Bocskor [Member] | Unpaid Severance Compensation [Member]
Related Party Transaction, Amounts of Transaction		$ 84,745
John Davis [Member]
Notes Payable, Related Parties, Current			$ 151,923